Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF
SPDR® Series Trust Supplement Dated December 2, 2011 to the Prospectus Dated October 31, 2011, as supplemented SPDR Barclays Capital Aggregate Bond ETF
Under “The Fund’s Principal Investment Strategy” section on page 49 of the Prospectus, the first sentence of the fourth paragraph is hereby removed and replaced with the following:
As of September 30, 2011, approximately 32.41% of the bonds represented in the Index are U.S. agency mortgage pass-through securities.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064642
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 2, 2011
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Barclays Capital Fund | SPDR Barclays Capital Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock	SPDR® Series Trust Supplement Dated December 2, 2011 to the Prospectus Dated October 31, 2011, as supplemented SPDR Barclays Capital Aggregate Bond ETF
Supplement Strategy [Heading]	spdrst_SupplementStrategyHeading	Under “The Fund’s Principal Investment Strategy” section on page 49 of the Prospectus, the first sentence of the fourth paragraph is hereby removed and replaced with the following:
Supplement Strategy Narrative [Text Block]	spdrst_SupplementStrategyNarrativeTextBlock	As of September 30, 2011, approximately 32.41% of the bonds represented in the Index are U.S. agency mortgage pass-through securities.